Debt and Lease Liabilities (Details) $ in Thousands, $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023 MXN ($)	Sep. 30, 2023 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2017 MXN ($)
Debt and Lease Liabilities
Principal amount of long-term credit agreement			$ 3,657,968			$ 104,214,190		$ 300,000
Interest rate									0.85%	0.85%
Aggregate tender consideration paid				$ 274,900	$ 4,718,251
Premiums				6,200			$ 106,505
Accrued interest					403,981
Gain on extinguishment of debt				18,900	$ 324,512
Senior notes due between 2025 and 2049
Debt and Lease Liabilities
Unsecured outstanding principal amount			$ 3,658,000	$ 3,658,000		$ 10,725,690	$ 10,725,690
Senior notes redemption price (as a percent)			101.00%
6.625% Senior Notes due 2025
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)			6.97%			6.97%
Principal amount of long-term credit agreement								47,000
6.625% Senior notes 1 due 2025
Debt and Lease Liabilities
Unsecured outstanding principal amount			$ 400,000
Senior Notes priced at yield to maturity (as a percent)			98.081%
Debt instrument yield to maturity (as a percent)			6.802%
6.625% Senior notes 2 due 2025
Debt and Lease Liabilities
Unsecured outstanding principal amount			$ 200,000
Senior Notes priced at yield to maturity (as a percent)			98.632%
Debt instrument yield to maturity (as a percent)			6.787%
4.625% Senior Notes due 2026
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)			4.86%			4.86%
Senior Notes priced at yield to maturity (as a percent)			99.385%
Debt instrument yield to maturity (as a percent)			4.70%
Principal amount of long-term credit agreement								92,600
8.50% Senior Notes due 2032
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)			8.94%			8.94%
Senior Notes priced at yield to maturity (as a percent)			99.431%
Debt instrument yield to maturity (as a percent)			8.553%
8.49% Senior Notes due 2037
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)			8.93%			8.93%
6.625% Senior Notes due 2040
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)			6.97%			6.97%
Senior Notes priced at yield to maturity (as a percent)			98.319%
Debt instrument yield to maturity (as a percent)			6.755%
7.25% Senior Notes due 2043
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)			7.62%			7.62%
Senior Notes priced at yield to maturity (as a percent)			99.733%
Debt instrument yield to maturity (as a percent)			7.27%
Aggregate tender consideration paid	$ 174,785
Aggregate principal amount repurchased	274,310	$ 274,310
Accrued interest	6,946
Gain on extinguishment of debt	$ 92,579	$ 98,692
5% Senior Notes due 2045
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)			5.26%			5.26%
Senior Notes priced at yield to maturity (as a percent)			96.534%
Debt instrument yield to maturity (as a percent)			5.227%
Principal amount of long-term credit agreement								98,700
6.125% Senior Notes due 2046
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)			6.44%			6.44%
Senior Notes priced at yield to maturity (as a percent)			99.677%
Debt instrument yield to maturity (as a percent)			6.147%
Principal amount of long-term credit agreement								20,400
5.25% Senior Notes due 2049
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)			5.52%			5.52%
Senior Notes priced at yield to maturity (as a percent)			98.588%
Debt instrument yield to maturity (as a percent)			5.345%
Principal amount of long-term credit agreement								$ 41,300
8.79% Notes due 2027
Debt and Lease Liabilities
Principal amount of long-term credit agreement											$ 4,500,000
Interest rate											8.79%